Prospectus Supplement                                       218010  09/04
dated September 3, 2004 to:
-------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME FUND
Prospectuses dated October 30, 2003

Effective August 31, 2004 the third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

--------------------------------------------------------------------------
Portfolio leader         Since   Experience
--------------------------------------------------------------------------
Pamela R. Holding        2004    1995 - Present          Putnam Management
--------------------------------------------------------------------------
Portfolio member         Since   Experience
--------------------------------------------------------------------------
George W. Stairs         1997    1994 - Present          Putnam Management
--------------------------------------------------------------------------